Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.31%	0.27%
Increase decrease in ECL coverage	0.04%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.10%	0.10%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.06%	0.06%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	1.12%	1.42%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	27.20%	22.23%
Increase decrease in ECL coverage	5.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	27.03%	21.31%